As filed with the U.S. Securities and Exchange Commission on February 16, 2021

Registration Nos. 033-32813

811-06025

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

Registration Statement

Under

the Securities Act of 1933	☐
Pre-Effective Amendment No.	☒
Post-Effective Amendment No. 9
Registration Statement Under
the Investment Company Act of 1940	☒
Amendment No. 106

Metropolitan Life Separate Account UL

(Exact Name of Registrant)

Metropolitan Life Insurance Company

(Name of Depositor)

200 Park Avenue

New York, NY 10166

(Address of depositor’s principal executive offices)

Depositor’s Telephone Number, including Area Code: (212) 578-9500

Stephen Gauster, Esq.

Executive Vice President and General Counsel

Metropolitan Life Insurance Company

200 Park Avenue

New York, NY 10166

(Name and Address of Agent for Service)

Copy to:

W. Thomas Conner, Esquire

Vedder Price P.C.

1401 I Street, N.W.

Suite 1100

Washington, D.C. 20005

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on March 17, 2021 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

☒	Interests in Individual Variable Life Contracts

This Post-Effective Amendment is being filed pursuant to rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, for the sole purpose of delaying the effective date of Post-Effective Amendment No. 7 (“Amendment No. 7”) to Registration Statement File No. 033-32813 filed pursuant to rule 485(a) under the Securities Act of 1933, as amended, on November 20, 2020. Parts A, B and C were filed in Amendment No. 7 and are incorporated by reference herein.

Signatures

As required by the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in City of New York, and State of New York, 12th of February, 2021.

Metropolitan Life Separate Account UL

(Registrant)

BY: Metropolitan Life Insurance Company

(Depositor)

BY:	/s/ HOWARD KURPIT

Howard Kurpit
Senior Vice President

BY: Metropolitan Life Insurance Company
(Depositor)

BY:	/s/ HOWARD KURPIT

Howard Kurpit
Senior Vice President

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Signatures

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated and on February 16, 2021.

Signature	Title

* R. Glenn Hubbard	Chairman of the Board and Director

* Michel A. Khalaf	President and Chief Executive Officer and Director

* John Dennis McCallion	Executive Vice President and Chief Financial Officer and Treasurer

* Tamara Schock	Executive Vice President and Chief Accounting Officer

* Cheryl W. Grisé	Director

* Carlos M. Gutierrez	Director

* Gerald L. Hassell	Director

* David L. Herzog	Director

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Signature	Title

* Edward J. Kelly, III	Director

* William E. Kennard	Director

* James M. Kilts	Director

* Catherine R. Kinney	Director

* Diana McKenzie	Director

* Denise M. Morrison	Director

* Mark A. Weinberger	Director

*By: /s/ Robin Wagner Robin Wagner Attorney-in-Fact February 16, 2021

*	Metropolitan Life Insurance Company. Executed by Robin Wagner, on behalf of those indicated pursuant to powers of attorney.

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